Warrants - Schedule of Outstanding Warrants (Details)	12 Months Ended
	Dec. 31, 2024 ₪ / shares	Dec. 31, 2024 $ / shares
Schedule of the Table Below Summarizes the Outstanding Warrants [Line Items]
Number of shares exercisable		$ 439,614,200
August 14, 2024 [Member]
Schedule of the Table Below Summarizes the Outstanding Warrants [Line Items]
Number of shares exercisable		$ 150,000,000
Issuance date	Aug. 14, 2024	Aug. 14, 2024
Exercise price (per warrant)		$ 1.2
Expiration date	August 14, 2029	August 14, 2029
August 14, 2024 [Member]
Schedule of the Table Below Summarizes the Outstanding Warrants [Line Items]
Number of shares exercisable		$ 289,614,200
Issuance date	Aug. 14, 2024	Aug. 14, 2024
Exercise price (per warrant) | ₪ / shares	₪ 0.1
Expiration date	August 14, 2029	August 14, 2029